Statements of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance at Jul. 16, 2023	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Jul. 16, 2023	0
Issuance of common stock to founders	$ 40			40
Issuance of common stock to PIPE investors (in shares)	400,000
Stock-based compensation - restricted stock	$ 3			3
Stock-based compensation - restricted stock (in Shares)	29,235
Net loss			(630,235)	(630,235)
Ending balance at Dec. 31, 2023	$ 43		(630,235)	(630,192)
Ending balance (in shares) at Dec. 31, 2023	429,235
Stock-based compensation - restricted stock	$ 51	146,276		146,327
Stock-based compensation - restricted stock (in Shares)	513,000
Net loss			(8,029,236)	(8,029,236)
Ending balance at Dec. 31, 2024	$ 94	$ 146,276	$ (8,659,471)	$ (8,513,101)
Ending balance (in shares) at Dec. 31, 2024	942,235